Other Financial Assets - Summary of Components of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Current:
Total	¥ 4,139	¥ 1,973
Non-current:
Total	57,304	54,332
Financial assets measured at amortized cost [member]
Current:
Time deposits with original maturities of over three months	3,759	763
Loan receivables	346	530
Non-current:
Delinquent receivables	807	2,735
Loan receivables	231	256
Deposits	1,372	1,182
Loss allowances	(842)	(2,722)
Financial assets measured at fair value through profit or loss [member]
Current:
Derivative assets	34	680
Financial assets measured at fair value through other comprehensive income [member]
Non-current:
Equity securities	¥ 55,736	¥ 52,881